Intangible assets - Summary of useful lives of intangible assets (Detail)	12 Months Ended
Dec. 31, 2024
Trademarks | Bottom of range
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	14 years
Trademarks | Top of range
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Patented and non-patented technology | Bottom of range
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Patented and non-patented technology | Top of range
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Power contracts/water rights | Bottom of range
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Power contracts/water rights | Top of range
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	45 years
Other purchase and customer contracts | Bottom of range
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Other purchase and customer contracts | Top of range
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Internally generated intangible assets and computer software | Bottom of range
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Internally generated intangible assets and computer software | Top of range
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Other intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Other intangible assets | Top of range
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	20 years